Valuation and Qualifying Accounts - Movement in Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Reserves for Returns and Allowances
Movements in Valuation Allowances and Reserves
Balance at beginning of period	$ 8,096	$ 10,720	$ 3,869
Charged to costs and expenses	6,811	17,206	20,971
Charged to other accounts
Deductions	(6,811)	(19,830)	(14,120)
Balance at end of period	8,096	8,096	10,720
Reserves for Deferred Tax Allowance
Movements in Valuation Allowances and Reserves
Balance at beginning of period	133,203	114,352	93,731
Charged to costs and expenses	13,289	18,851	20,621
Charged to other accounts
Deductions
Balance at end of period	$ 146,392	$ 133,203	$ 114,352